Note 2 - Basis of Preparation (Details Textual) - CAD ($) $ in Thousands	1 Months Ended
	May 31, 2018	Mar. 31, 2018	Mar. 31, 2017	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Statement Line Items [Line Items]
Total current assets		$ 9,492	$ 10,281	$ 11,009
Total cash and cash equivalents		8,223	9,772	10,573	$ 3,027	$ 1,311
Current liabilities		$ 6,697	$ 2,138	$ 2,405
Major ordinary share transactions [member]
Statement Line Items [Line Items]
Increase in current assets from a public financing	$ 10,000